Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table sets forth specified executive compensation and financial performance measures over a two-year lookback period.

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income (in thousands of dollars)
2024	$498,278	$481,509	$324,281	$313,616	$70.00	$20,325
2023	464,526	444,001	294,242	283,582	80.68	23,757
2022	437,771	425,592	301,975	299,217	92.10	19,580

Note:  The following tables reconcile the summary compensation table totals to compensation actually paid by adjusting for equity awards, for PEO Joseph T. Hand for each of 2022,2023, and 2024, and for Non-PEO NEOs Mark A. Wheeler and Matthew E. Poff for 2022 and Non-PEO NEOs Matthew E. Poff and Alexandra C. Chirauttini for 2023 and 2024.

2024	PEO	Non-PEO NEOs
Summary Compensation Table Total	$498,278	$324,281
Less: Grant-Date Fair Value of Equity Awards	(73,900)	(36,113)
Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year End	48,524	32,131
Fair Value of Equity Awards Granted During the Year that Vested During the Year	19,398	-
Change in Fair Value of Equity Awards Granted in Prior Years Outstanding and Unvested at Year End	(7,680)	(5,095)
Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	(3,111)	(1,588)
Compensation Actually Paid	$481,509	$313,616

2023	PEO	Non-PEO NEOs
Summary Compensation Table Total	$464,526	$294,242
Less: Grant-Date Fair Value of Equity Awards	(80,429)	(32,318)
Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year End	44,606	29,564
Fair Value of Equity Awards Granted During the Year that Vested During the Year	31,679	-
Change in Fair Value of Equity Awards Granted in Prior Years Outstanding and Unvested at Year End	(10,988)	(5,553)
Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	(5,393)	(2,353)
Compensation Actually Paid	$444,001	$283,582

2022	PEO	Non-PEO NEOs
Summary Compensation Table Total	$437,771	$301,975
Less: Grant-Date Fair Value of Equity Awards	(78,937)	(42,200)
Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year End	71,743	48,826
Fair Value of Equity Awards Granted During the Year that Vested During the Year	16,937	-
Change in Fair Value of Equity Awards Granted in Prior Years Outstanding and Unvested at Year End	(8,069)	(3,453)
Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	(13,853)	(5,931)
Compensation Actually Paid	$425,592	$299,217

Named Executive Officers, Footnote	The following tables reconcile the summary compensation table totals to compensation actually paid by adjusting for equity awards, for PEO Joseph T. Hand for each of 2022,2023, and 2024, and for Non-PEO NEOs Mark A. Wheeler and Matthew E. Poff for 2022 and Non-PEO NEOs Matthew E. Poff and Alexandra C. Chirauttini for 2023 and 2024.
PEO Total Compensation Amount	$ 498,278	$ 464,526	$ 437,771
PEO Actually Paid Compensation Amount	$ 481,509	444,001	425,592
Adjustment To PEO Compensation, Footnote
Note:  The following tables reconcile the summary compensation table totals to compensation actually paid by adjusting for equity awards, for PEO Joseph T. Hand for each of 2022,2023, and 2024, and for Non-PEO NEOs Mark A. Wheeler and Matthew E. Poff for 2022 and Non-PEO NEOs Matthew E. Poff and Alexandra C. Chirauttini for 2023 and 2024.

2024	PEO	Non-PEO NEOs
Summary Compensation Table Total	$498,278	$324,281
Less: Grant-Date Fair Value of Equity Awards	(73,900)	(36,113)
Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year End	48,524	32,131
Fair Value of Equity Awards Granted During the Year that Vested During the Year	19,398	-
Change in Fair Value of Equity Awards Granted in Prior Years Outstanding and Unvested at Year End	(7,680)	(5,095)
Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	(3,111)	(1,588)
Compensation Actually Paid	$481,509	$313,616

2023	PEO	Non-PEO NEOs
Summary Compensation Table Total	$464,526	$294,242
Less: Grant-Date Fair Value of Equity Awards	(80,429)	(32,318)
Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year End	44,606	29,564
Fair Value of Equity Awards Granted During the Year that Vested During the Year	31,679	-
Change in Fair Value of Equity Awards Granted in Prior Years Outstanding and Unvested at Year End	(10,988)	(5,553)
Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	(5,393)	(2,353)
Compensation Actually Paid	$444,001	$283,582

2022	PEO	Non-PEO NEOs
Summary Compensation Table Total	$437,771	$301,975
Less: Grant-Date Fair Value of Equity Awards	(78,937)	(42,200)
Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year End	71,743	48,826
Fair Value of Equity Awards Granted During the Year that Vested During the Year	16,937	-
Change in Fair Value of Equity Awards Granted in Prior Years Outstanding and Unvested at Year End	(8,069)	(3,453)
Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	(13,853)	(5,931)
Compensation Actually Paid	$425,592	$299,217

Non-PEO NEO Average Total Compensation Amount	$ 324,281	294,242	301,975
Non-PEO NEO Average Compensation Actually Paid Amount	$ 313,616	283,582	299,217
Adjustment to Non-PEO NEO Compensation Footnote
Note:  The following tables reconcile the summary compensation table totals to compensation actually paid by adjusting for equity awards, for PEO Joseph T. Hand for each of 2022,2023, and 2024, and for Non-PEO NEOs Mark A. Wheeler and Matthew E. Poff for 2022 and Non-PEO NEOs Matthew E. Poff and Alexandra C. Chirauttini for 2023 and 2024.

2024	PEO	Non-PEO NEOs
Summary Compensation Table Total	$498,278	$324,281
Less: Grant-Date Fair Value of Equity Awards	(73,900)	(36,113)
Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year End	48,524	32,131
Fair Value of Equity Awards Granted During the Year that Vested During the Year	19,398	-
Change in Fair Value of Equity Awards Granted in Prior Years Outstanding and Unvested at Year End	(7,680)	(5,095)
Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	(3,111)	(1,588)
Compensation Actually Paid	$481,509	$313,616

2023	PEO	Non-PEO NEOs
Summary Compensation Table Total	$464,526	$294,242
Less: Grant-Date Fair Value of Equity Awards	(80,429)	(32,318)
Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year End	44,606	29,564
Fair Value of Equity Awards Granted During the Year that Vested During the Year	31,679	-
Change in Fair Value of Equity Awards Granted in Prior Years Outstanding and Unvested at Year End	(10,988)	(5,553)
Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	(5,393)	(2,353)
Compensation Actually Paid	$444,001	$283,582

2022	PEO	Non-PEO NEOs
Summary Compensation Table Total	$437,771	$301,975
Less: Grant-Date Fair Value of Equity Awards	(78,937)	(42,200)
Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year End	71,743	48,826
Fair Value of Equity Awards Granted During the Year that Vested During the Year	16,937	-
Change in Fair Value of Equity Awards Granted in Prior Years Outstanding and Unvested at Year End	(8,069)	(3,453)
Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	(13,853)	(5,931)
Compensation Actually Paid	$425,592	$299,217

Compensation Actually Paid vs. Total Shareholder Return
In 2024, the compensation actually paid to the PEO increased 8.4% from $444,001 to $481,509 and the average compensation actually paid to the non-PEO NEOs increased 10.2% from $283,582 to $313,616.  In comparison, net income decreased 14.4% from $23,757,000 to $20,325,000 and total shareholder return fell 13.2% from $80.68 to $70.00.  In 2023, the compensation actually paid to the PEO increased 4.3% from $425,592 to $444,001 and the average compensation actually paid to the non-PEO NEOs dropped 5.2% from $299,217 to $283,582.  In comparison, net income increased 21.3% from $19,580,000 to $23,757,000 and total shareholder return fell 12.4% from $92.10 to $80.68.  In 2022, the compensation actually paid to the PEO dropped 1.2% from $430,753 to $425,592 and the average compensation actually paid to the non-PEO NEOs increased 8.4% from $276,139 to $299,217.  In comparison, net income increased 15.3% from $16,984,000 to $19,580,000 and total shareholder return fell 7.9% from $100.00 to $92.10.

Compensation Actually Paid vs. Net Income
In 2024, the compensation actually paid to the PEO increased 8.4% from $444,001 to $481,509 and the average compensation actually paid to the non-PEO NEOs increased 10.2% from $283,582 to $313,616.  In comparison, net income decreased 14.4% from $23,757,000 to $20,325,000 and total shareholder return fell 13.2% from $80.68 to $70.00.  In 2023, the compensation actually paid to the PEO increased 4.3% from $425,592 to $444,001 and the average compensation actually paid to the non-PEO NEOs dropped 5.2% from $299,217 to $283,582.  In comparison, net income increased 21.3% from $19,580,000 to $23,757,000 and total shareholder return fell 12.4% from $92.10 to $80.68.  In 2022, the compensation actually paid to the PEO dropped 1.2% from $430,753 to $425,592 and the average compensation actually paid to the non-PEO NEOs increased 8.4% from $276,139 to $299,217.  In comparison, net income increased 15.3% from $16,984,000 to $19,580,000 and total shareholder return fell 7.9% from $100.00 to $92.10.

Total Shareholder Return Amount	$ 70	80.68	92.1
Net Income (Loss)	$ 20,325,000	$ 23,757,000	$ 19,580,000
PEO Name	Joseph T. Hand	Joseph T. Hand	Joseph T. Hand
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (73,900)	$ (80,429)	$ (78,937)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	48,524	44,606	71,743
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,680)	(10,988)	(8,069)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,398	31,679	16,937
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,111)	(5,393)	(13,853)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(36,113)	(32,318)	(42,200)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,131	29,564	48,826
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,095)	(5,553)	(3,453)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,588)	$ (2,353)	$ (5,931)